Derivative instruments - Impact of Derivative Instruments on Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value hedging | Interest rate contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives Year ended Dec. 31,	$ (274.0)	$ (85.0)	$ (921.0)
Gain or (loss) recognized in hedged item Year ended Dec. 31,	270.0	83.0	886.0
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	(52.0)	0.0	22.0
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	(45.0)	(11.0)	41.0
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0.0	0.0	0.1
Cash flow hedges | Foreign exchange contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	(18.0)	(1.0)	(2.0)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0.0	0.0	0.0
Cash flow hedges | Foreign exchange contracts | Net interest revenue | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	(18.0)	(1.0)	(2.0)
Cash flow hedges | Foreign exchange contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	0.0	0.0	(3.0)
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0.0	0.0	0.1
Cash flow hedges | Foreign exchange contracts | Other revenue | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	0.0	0.0	(6.0)
Cash flow hedges | Foreign exchange contracts | Trading revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	(16.0)	9.0	36.0
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0.0	0.0	0.0
Cash flow hedges | Foreign exchange contracts | Trading revenue | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	(16.0)	9.0	36.0
Cash flow hedges | Foreign exchange contracts | Salary expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	(11.0)	(19.0)	10.0
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	0.0	0.0	0.0
Cash flow hedges | Foreign exchange contracts | Salary expense | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	(18.0)	(8.0)	(6.0)
Net Investment Hedging | Foreign exchange contracts | Net interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,	0.0	1.0	(1.0)
Net Investment Hedging | Foreign exchange contracts | Net interest revenue | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,	652.0	474.0	(367.0)
Net Investment Hedging | Foreign exchange contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,	$ 0.0	$ 0.0	$ (0.1)